Borrowings - Schedule of Borrowings and Capital Expenditures (Details) - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Schedule of Borrowings and Capital Expenditures [Line Items]
Total short-term borrowings		$ 3,582,896	$ 5,186,958
Total long-term borrowings, current		1,413,866	634,120
Total long-term borrowings, non-current		6,414,762	7,461,240
Total borrowings		$ 11,411,524	13,282,318
Bank of Jiangsu [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[1]	5.80%
Short-Term Borrowing Date	[1]	Jan. 25, 2024
Short-Term Maturity Date	[1]	Jan. 25, 2025
Total short-term borrowings	[1]		113,999
Bank of Jiangsu Two [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[2]	3.30%
Short-Term Borrowing Date	[2]	Aug. 30, 2024
Short-Term Maturity Date	[2]	Aug. 27, 2025
Total short-term borrowings	[2]	$ 964,626	997,492
Bank of Jiangsu Three [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[3]	3.80%
Short-Term Borrowing Date	[3]	Dec. 19, 2023
Short-Term Maturity Date	[3]	Dec. 15, 2024
Total short-term borrowings	[3]		569,995
Bank of Jiangsu Four [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate		3.30%
Short-Term Borrowing Date		Dec. 15, 2024
Short-Term Maturity Date		Sep. 03, 2025
Total short-term borrowings		$ 551,215
Bank of Nanjing [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[4]	3.50%
Short-Term Borrowing Date	[4]	Sep. 11, 2024
Short-Term Maturity Date	[4]	Sep. 09, 2025
Total short-term borrowings	[4]	$ 689,018	712,494
Agricultural Bank of China [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[5]	3.20%
Short-Term Borrowing Date	[5]	Jun. 26, 2024
Short-Term Maturity Date	[5]	Jun. 16, 2025
Total short-term borrowings	[5]	$ 1,378,037	1,424,989
Agricultural Bank of China [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[6]	3.05%
Short-Term Borrowing Date	[6]	Dec. 29, 2023
Short-Term Maturity Date	[6]	Dec. 21, 2024
Total short-term borrowings	[6]		1,367,989
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings current Interest Rate	[7]	4.80%
Long-term borrowings current Borrowing Date	[7]	Jun. 25, 2022
Long-term borrowings current Maturity Date	[7]	Jun. 30, 2025
Total long-term borrowings, current	[7]	$ 1,413,866	634,120
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings non-current Interest Rate	[7]	4.80%
Long-term borrowings non-current Borrowing Date	[7]	Jun. 25, 2022
Long-term borrowings non-current Maturity Date	[7]	Jun. 21, 2030
Total long-term borrowings, non-current	[7]	$ 2,995,853	3,925,844
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings non-current Interest Rate	[7]	4.80%
Long-term borrowings non-current Borrowing Date	[7]	Nov. 15, 2023
Long-term borrowings non-current Maturity Date	[7]	Jun. 21, 2030
Total long-term borrowings, non-current	[7]	$ 1,763,887	1,823,985
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings non-current Interest Rate	[7]	4.80%
Long-term borrowings non-current Borrowing Date	[7]	Jul. 18, 2024
Long-term borrowings non-current Maturity Date	[7]	Jun. 21, 2030
Total long-term borrowings, non-current	[7]	$ 952,223	984,667
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings non-current Interest Rate	[7]	4.80%
Long-term borrowings non-current Borrowing Date	[7]	Feb. 06, 2024
Long-term borrowings non-current Maturity Date	[7]	Jun. 21, 2030
Total long-term borrowings, non-current	[7]	$ 702,799	$ 726,744

[1]	On December 14, 2022, Changzhou EZGO obtained a revolving line of credit of RMB800,000 ($109,649) from Bank of Jiangsu with three years term from December 14, 2022 to December 14, 2025. On January 25, 2024, Changzhou EZGO withdrew RMB800,000 ($113,999) from this line of credit, with an effective annual interest rate of 5.80% and a term of 12 months, which was fully repaid as matured.
[2]	On August 30, 2024, Changzhou EZGO obtained a non-revolving loan of RMB7,000,000 ($997,492) from Bank of Jiangsu, with an effective annual interest rate of 3.30% and a term of 12 months, which was guaranteed by Jiangsu Jiangnan Technology Financing Guarantee Co., Ltd.
[3]	On December 19, 2023, Changzhou Higgs obtained a non-revolving loan of RMB4,000,000 ($569,995) from Bank of Jiangsu, with an effective annual interest rate of 3.80% and a term of 12 months, which was guaranteed by Feng Xiao, the legal representative of Changzhou Higgs. On December 9, 2024, this loan was granted a term extension, with the annual interest rate maintained at 3.30% and the maturity date set to September 3, 2025.
[4]	On September 11, 2024, Changzhou EZGO entered a non-revolving loan facility of RMB5,000,000 ($712,494) with Bank of Nanjing, with an effective annual interest rate of 3.50% and a term of 12 months, which was guaranteed by Jianhui Ye, the Chief Executive Officer of the Company, Jiangsu New Energy and Jiangsu Jiangnan Technology Financing Guarantee Co., Ltd.
[5]	On June 26, 2024, Changzhou EZGO obtained a non-revolving loan of RMB10,000,000 ($1,424,989) from Agricultural Bank of China, with an effective annual interest rate of 3.20% and a term of 12 months, which was guaranteed by Jianhui Ye. The loan was fully repaid in advance on April 23, 2025.
[6]	On December 29, 2023, Jiangsu Supply Chain obtained a non-revolving loan of RMB9,600,000 ($1,367,989) from Agricultural Bank of China, with an effective annual interest rate of 3.05% and a term of 12 months. The loan was secured by the $1,500,000 certificate of deposit held by EZGO HK, which was fully repaid by the Company upon maturity.
[7]	On June 25, 2023, Jiangsu New Energy obtained a 7-year loan facility of up to RMB56,810,000 ($8,095,360) from Bank of Jiangnan with an effective annual interest rate of 4.80%, specified for expenditures on the construction of Changzhou manufacturing plant built for the production of two-wheeler e-bicycles, intelligent unmanned patrol vehicles and graphene batteries, which will mature on June 21, 2030. As of September 30, 2024 and March 31, 2025, Jiangsu New Energy withdrew a total of RMB56,810,000 ($8,095,360) from this loan facility, respectively. The loan facility was guaranteed by Shuang Wu, the Legal Representative of Jiangsu New Energy, and also pledged by the land use right of Jiangsu New Energy. The following is the principal repayment schedule for the long-term loan from Bank of Jiangnan as of March 31, 2025: